Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		9 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2011 Pension Plans Defined Benefit [Member]	Sep. 30, 2010 Pension Plans Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]	Sep. 30, 2010 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 5	$ 5	$ 1	$ 1
Interest Cost			17	14	11	10
Expected Return on plan assets			(22)	(19)	0	0
Defined Benefit Plan Net Periodic Benefit Cost			0	0	12	11
Defined Benefit Plan Contributions By Employer	7
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year		$ 7